Taxes on Income - Changes in Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 50,325	$ 45,694	$ 48,228
Additions (reductions) during the year	(6,904)	4,631	(2,534)
Balance at end of year	$ 43,422	$ 50,325	$ 45,694